Significant Accounting Policies - Summary of Amortization of Intangible Assets With Limited Useful Life (Detail)	12 Months Ended
Dec. 31, 2019
Development costs [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Estimated Useful Life	5 years
Development costs [member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Estimated Useful Life	6 years
Software [member]
Disclosure of detailed information about intangible assets [line items]
Estimated Useful Life	6 years
Industrial property rights [Member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Estimated Useful Life	5 years
Industrial property rights [Member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Estimated Useful Life	50 years
Frequency usage rights [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Estimated Useful Life	5 years
Frequency usage rights [member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Estimated Useful Life	10 years
Others [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Estimated Useful Life	2 years
Others [member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Estimated Useful Life	50 years